INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	For the years ended December 31,
	2019	2020	2021
Current income tax benefit	$—	$—	$729
Deferred income tax expense	—	—	—
Total income tax benefit	$—	$—	$729

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2019	2020	2021
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$—	$—	$4,249
Write-down of inventory	—	—	3,874
Provision for doubtful accounts	—	—	2,315
Write down of Other non-current assets	—	—	1,054
Accrued expense	—	—	207
Accrued payroll and welfare	—	—	61
Advertising expense	—	—	6
Net operating loss carry forwards	402	388	13,474
Subtotal	402	388	25,240
Valuation allowance	(402)	(388)	(25,240)
Deferred tax assets, net	$—	$—	$—

Schedule of reconciliations of statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2019	2020	2021
Net loss before provision for income taxes	$110	$166	$196,657
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	27	42	49,164
Impairment of goodwill	—	—	(35,914)
Reversal of taxable deemed interest income from inter-company interest-free loans	—	—	1,354
Fair value change on warrants	—	—	500
Non-deductible loss and SBC expenses not deductible for tax purposes	—	—	(13,262)
Effect of income tax rate differences in jurisdictions other than the PRC	—	—	(437)
NOL not applicable for carryforward	(1)	(56)	(193)
Change in valuation allowance	(26)	14	(483)
Income tax benefit	$—	$—	$729
Effective tax rates	—%	—%	0.38%

Summary of movements of the valuation allowance

	As of December 31,
	2019	2020	2021
Balance at the beginning of the year	381	402	388
Current year addition	27	63	1,454
Current year reversal	—	—	(753)
Reduction due to usage of NOL	—	(21)	(25)
Reduction due to statute expiration	(1)	(56)	(193)
Reverse acquisition	—	—	23,843
Exchange rate effect	(5)	—	526
Balance at the end of the year	402	388	25,240